Significant Accounting Policies (Details) - CIK 0001853314 Gesher I Acquisition Corp - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Apr. 14, 2022	Sep. 30, 2021
Significant Accounting Policies
Federal depository insurance coverage	$ 250,000
Ordinary shares of sold (in Shares)		39,000,000	1,000,000
Aggregate of ordinary shares (in Shares)	11,500,000	11,500,000
Deferred offering costs included in accrued offering costs and expenses				$ 22,318
Underwriting commissions	$ 2,300,000	2,300,000
Deferred underwriting commissions	4,025,000	4,025,000
Other offering costs	$ 551,256	$ 551,256
Corporate tax rate	23.00%	23.00%
IPO
Significant Accounting Policies
Ordinary shares of sold (in Shares)	11,500,000	11,500,000
Deferred offering costs included in accrued offering costs and expenses	$ 10,949,821	$ 10,949,821
Purchase Investors [Member] | Anchor Investors [Member]
Significant Accounting Policies
Incentives to anchor investors	$ 4,073,565	$ 4,073,565